UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05240

SELECTED CAPITAL PRESERVATION TRUST

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Shareholder Letter	2

Management's Discussion and Analysis:
Selected American Shares	3
Selected Special Shares	4

Fund Overview:
Selected American Shares	7
Selected Special Shares	8
Selected Daily Government Fund	9

Expense Example	10

Schedule of Investments:
Selected American Shares	12
Selected Special Shares	17
Selected Daily Government Fund	22

Statements of Assets and Liabilities	25

Statements of Operations	27

Statements of Changes in Net Assets	28

Notes to Financial Statements	30

Financial Highlights	39

Fund Information	43

Director Approval of Advisory Agreements	44

Directors and Officers	48

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our annual and semi-annual reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either at our website, SelectedFunds.com, or by calling 1-800-243-1575.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle Chairman	Christopher C. Davis President

August 4, 2006

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended June 30, 2006, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 2.71%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased 2.5% in the second quarter after increasing 5.6% in the first quarter. Interest rates, as measured by the 10-year Treasury bond, began 2006 a little above 4.4%, and ended the second quarter at about 5.1%.

Selected American Shares

Performance Overview

Selected American Shares’ Class S shares returned 3.36% for the six-month period ended June 30, 20062, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 2.71%. The Fund’s Class D shares returned 3.53% over the same period.

Consumer staple companies were the most important contributors3 to the Fund’s performance over the six-month period. The Fund holds a significant investment in these companies and this sector out-performed the Index. Costco Wholesale4 was among the top contributors to performance.

Energy companies and banking companies also made important contributions to performance. Two energy companies, Occidental Petroleum and ConocoPhillips, and two banking companies, HSBC Holdings, and Golden West Financial, were among the top contributors to performance.

Insurance companies were the most important detractors from the Fund’s performance over the six-month period. The Fund holds a significant investment in insurance companies and this sector under-performed the Index. While Loews was among the Fund’s top contributors to performance, American International Group, Progressive, and Transatlantic Holdings were among the top detractors from performance.

Information technology companies and health care companies also detracted from performance. Three information technology companies, Microsoft, Iron Mountain, and Dell, and one health care company, HCA, were among the top detractors from performance.

Other individual companies making important contributions to performance included two media companies, Comcast and News Corp., and two diversified financial companies, JPMorgan Chase and Julius Baer. Other individual companies detracting from performance included Sprint Nextel, a telecommunication services company, Moody’s, a diversified financial company, and Tyco International, a capital goods company.

The Fund had approximately 11% of its assets invested in foreign companies at June 30, 2006. As a group, the foreign companies owned by the Fund out-performed the S&P 500® Index over the six-month period.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Selected Special Shares

Performance Overview

Selected Special Shares’ Class S shares returned 5.69% for the six-month period ended June 30, 20062, compared to its benchmark, the Russell 3000® Index1, which returned 3.23%. In early 2006, the Board of Directors approved a change in benchmarks from the Dow Jones Wilshire 5000 Index1, which returned 3.51% for the six-month period ended June 30 2006. Experience has demonstrated that Selected Special Shares does not often invest in companies with small market capitalizations. Thus, the Board determined that the Russell 3000® Index more closely approximates the companies which the Fund invests in. The Fund’s Class D shares returned 5.94% over the same period.

Diversified financial companies were the most important contributors3 to the Fund’s performance over the six-month period. The Fund holds a significant investment in these companies and this sector out-performed the Russell 3000® Index. First Marblehead4 was among the top contributors to performance.

Consumer discretionary companies also made important contributions to performance and represented the Fund’s largest investment in a single sector. Consumer discretionary companies included both contributors to and detractors from performance. Garmin, Hunter Douglas, Autoliv, and Office Depot were among the top contributors to performance. Advance Auto Parts, Expedia, Lear, Tiffany & Co., Blount International, and Mohawk Industries were among the top detractors from performance. The Fund no longer owns Autoliv and Lear.

Insurance companies were the most important detractors from the Fund’s performance over the six-month period. The Fund holds a significant investment in insurance companies and this sector under-performed the Russell 3000® Index. Transatlantic Holdings was among the top detractors from performance.

The Fund had significant holdings in information technology companies and overall this sector under-performed the Russell 3000® Index. Molex and Lexmark International were among the top contributors to performance. Convera was among the top detractors from performance.

Other individual companies making important contributions to performance included two telecommunication service companies, Covad Communications and Level 3 Communications, and Tenaris, an energy company. Other individual companies detracting from performance included Pacific Corp., a household and personal products company, and Zimmer Holdings, a health care equipment and services company.

The Fund had approximately 17% of its assets invested in foreign companies at June 30, 2006. As a group, the foreign companies owned by the Fund out-performed the Russell 3000® Index over the six-month period.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected American Shares are: (1) market risk, (2) company risk, (3) foreign country risk, (4) financial services risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Selected Special Shares’ investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected Special Shares are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1       The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.      The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

III.   The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the Index. The Dow Jones Wilshire 5000 is a broad measure of the entire U.S. stock market.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

2          Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended June 30, 2006.

Fund Name	1-Year	5-Years	10-Years
Selected American Shares S	12.06%	5.71%	11.96%
Selected Special Shares S	13.25%	6.64%	9.19%

Fund Name	1-Year	Inception (May 3, 2004)
Selected American Shares D	12.40%	10.65%
Selected Special Shares D	13.65%	11.12%

Benchmark Index	1-Year	5-Year	10-Year	Class D Inception (May 3, 2004)
Standard & Poor’s 500® Index	8.63%	2.49%	8.31%	8.07%
Russell 3000® Index	9.56%	3.53%	8.52%	9.38%
Dow Jones Wilshire 5000 Index	10.03%	4.06%	8.47%	9.79%

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Selected Funds Shareholder Services at 1-800-243-1575.

3          A company’s or sector’s contribution to the Fund’s performance is a product both of its appreciation or depreciation and it’s weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4       This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Fund’s holdings of each company discussed.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principle amount invested.

SELECTED FUNDS

FUND OVERVIEW

SELECTED AMERICAN SHARES, INC.

At June 30, 2006 (Unaudited)

Portfolio Makeup		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	S&P 500®
Common Stock	98.6%	Diversified Financials	15.1%	9.9%
Convertible Bonds	0.3%	Insurance	14.4%	4.7%
Short Term Investments	1.1%	Energy	12.0%	10.2%
Other Assets & Liabilities	0.0%	Banks	10.4%	5.9%
	100.0%	Food, Beverage & Tobacco	7.2%	4.8%
		Media	6.9%	3.4%
		Food & Staples Retailing	6.5%	2.4%
		Technology	4.8%	14.9%
		Capital Goods	4.2%	8.9%
		Materials	4.0%	3.1%
		Health Care	3.8%	12.3%
		Other	3.4%	12.0%
		Telecommunication Services	2.1%	3.3%
		Transportation	1.8%	2.0%
		Automobiles & Components	1.8%	0.5%
		Consumer Services	1.6%	1.7%
			100.0%	100.0%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	4.50%
Altria Group, Inc.	Food, Beverage & Tobacco	4.45%
Costco Wholesale Corp.	Food & Staples Retailing	4.45%
Tyco International Ltd.	Capital Goods	4.13%
ConocoPhillips	Energy	4.12%
JPMorgan Chase & Co.	Diversified Financial Services	4.04%
American International Group, Inc.	Multi-Line Insurance	3.93%
Golden West Financial Corp.	Thrift & Mortgage Finance	3.43%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.08%
Comcast Corp., Special Class A	Broadcasting & Cable TV	2.98%

SELECTED FUNDS

FUND OVERVIEW

SELECTED SPECIAL SHARES, INC.

At June 30, 2006 (Unaudited)

Portfolio Makeup		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	Russell 3000®
Common Stock	97.9%	Retail	13.8%	3.8%
Convertible Bonds	1.3%	Insurance	11.7%	4.1%
Short Term Investments	0.9%	Technology	11.3%	15.1%
Other Assets & Liabilities	(0.1)%	Consumer Durables & Apparel	9.9%	1.5%
	100.0%	Media	7.8%	3.5%
		Diversified Financials	7.5%	8.8%
		Health Care	7.3%	12.4%
		Other	5.8%	15.8%
		Banks	5.6%	6.3%
		Telecommunication Services	4.5%	3.2%
		Capital Goods	4.0%	8.3%
		Food, Beverage & Tobacco	3.0%	4.2%
		Automobiles & Components	2.8%	0.6%
		Energy	2.6%	9.0%
		Materials	2.4%	3.4%
			100.0%	100.0%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Garmin Ltd.	Consumer Durables & Apparel	4.04%
Lagardere S.C.A.	Publishing	3.06%
Markel Corp.	Property & Casualty Insurance	2.92%
Molex Inc., Class A	Technology Hardware & Equipment	2.83%
Harley-Davidson, Inc.	Automobiles & Components	2.74%
Hunter Douglas NV	Consumer Durables & Apparel	2.73%
E*TRADE Financial Corp.	Capital Markets	2.71%
Tiffany & Co.	Specialty Stores	2.47%
Netflix Inc.	Internet Retail	2.38%
Expedia, Inc.	Internet Retail	2.33%

SELECTED FUNDS

FUND OVERVIEW

SELECTED CAPITAL PREESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND

At June 30, 2006 (Unaudited)

Portfolio Makeup		Maturity Diversification
(% of Fund’s Net Assets)		(% of Portfolio’s Holdings)

Repurchase Agreements	47.3%	0-30 Days	73.7%
Federal Home Loan Bank	33.6%	31-90 Days	9.0%
Federal Farm Credit Bank	9.5%	91-180 Days	9.8%
FREDDIE MAC	9.4%	181-397 Days	7.5%
FANNIE MAE	6.2%		100%
Other Assets & Liabilities	(6.0)%
	100.0%

The maturity dates of floating rate securities used in the Maturity Diversification chart are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

SELECTED FUNDS

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/06)	(06/30/06)	(01/01/06-06/30/06)
Selected American Shares
Class S
Actual	$1,000.00	$1,033.55	$4.54
Hypothetical	$1,000.00	$1,020.33	$4.51
Class D
Actual	$1,000.00	$1,035.29	$2.98
Hypothetical	$1,000.00	$1,021.87	$2.96
Selected Special Shares
Class S
Actual	$1,000.00	$1,056.93	$5.87
Hypothetical	$1,000.00	$1,019.09	$5.76
Class D
Actual	$1,000.00	$1,059.39	$4.24
Hypothetical	$1,000.00	$1,020.68	$4.16
Selected Daily Government Fund
Class S
Actual	$1,000.00	$1,019.81	$3.31
Hypothetical	$1,000.00	$1,021.52	$3.31
Class D
Actual	$1,000.00	$1,020.73	$2.05
Hypothetical	$1,000.00	$1,022.76	$2.06

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). See page 11 for a description of the “Expense Example”. The annualized expense ratios for the six-month period ended June 30, 2006 are as follows:

Annualized Expense Ratio
Selected American Shares
Class S	0.90%
Class D	0.59%
Selected Special Shares
Class S	1.15%
Class D	0.83%
Selected Daily Government Fund
Class S	0.66%
Class D	0.41%

SELECTED FUNDS

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding each Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each class.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 01/01/06 to 06/30/06. Please note that the Expense Example is general and does not reflect certain account specific costs, which may increase your total costs of investing in the Fund. If these account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid for on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC.

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (98.61%)

ADVERTISING – (0.26%)
2,235,400	WPP Group PLC (United Kingdom)	$27,055,097
AUTOMOBILES & COMPONENTS – (1.75%)
3,321,500	Harley-Davidson, Inc.	182,317,135
BROADCASTING & CABLE TV – (3.77%)
9,448,000	Comcast Corp., Special Class A*	309,705,440
346,450	Liberty Media Holding Corp. – Capital, Series A*	29,022,117
2,171,643	NTL Inc.	54,052,194
		392,779,751
CAPITAL GOODS – (4.13%)
15,611,264	Tyco International Ltd.	429,309,760
CAPITAL MARKETS – (3.00%)
2,494,060	Ameriprise Financial, Inc.	111,409,660
1,339,355	Julius Baer Holding, Ltd. AG (Switzerland)	116,346,572
1,039,864	Morgan Stanley	65,729,803
330,000	State Street Corp.	19,169,700
		312,655,735
CATALOG RETAIL – (0.29%)
1,732,250	Liberty Media Holding Corp. – Interactive, Series A*	29,829,345
COMMERCIAL BANKS – (6.89%)
1,617,500	Commerce Bancorp, Inc.	57,696,225
17,369,404	HSBC Holdings PLC (United Kingdom)	305,617,280
7,883,799	Lloyds TSB Group PLC (United Kingdom)	77,485,958
4,118,560	Wells Fargo & Co.	276,273,005
		717,072,468
COMMERCIAL SERVICES & SUPPLIES – (0.83%)
1,241,000	D&B Corp.*	86,472,880
CONSUMER DURABLES & APPAREL – (0.21%)
328,596	Hunter Douglas NV (Netherlands)	22,128,314
CONSUMER FINANCE – (4.50%)
8,807,800	American Express Co.	468,751,116
CONSUMER SERVICES – (1.57%)
762,500	Apollo Group, Inc., Class A*	39,417,438
5,211,000	H&R Block, Inc.	124,334,460
		163,751,898

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

DIVERSIFIED FINANCIAL SERVICES – (7.41%)
4,704,189	Citigroup Inc.	$226,930,077
10,010,740	JPMorgan Chase & Co.	420,451,080
2,265,600	Moody’s Corp.	123,384,576
		770,765,733
ENERGY – (11.82%)
6,547,660	ConocoPhillips	429,068,160
3,720,842	Devon Energy Corp.	224,776,065
3,176,200	EOG Resources, Inc.	220,237,708
2,540,800	Occidental Petroleum Corp.	260,559,040
1,188,000	Transocean Inc.*	95,420,160
		1,230,061,133
FOOD & STAPLES RETAILING – (6.46%)
8,095,500	Costco Wholesale Corp.	462,738,780
4,342,000	Wal-Mart Stores, Inc.	209,154,140
		671,892,920
FOOD, BEVERAGE & TOBACCO – (7.14%)
6,307,500	Altria Group, Inc.	463,159,725
7,503,630	Diageo PLC (United Kingdom)	126,199,726
2,232,650	Heineken Holding NV (Netherlands)	82,329,022
1,304,800	Hershey Co.	71,855,336
		743,543,809
HEALTH CARE EQUIPMENT & SERVICES – (3.80%)
1,610,000	Cardinal Health, Inc.	103,571,300
2,633,500	Caremark Rx, Inc.	131,332,645
3,714,500	HCA, Inc.	160,280,675
		395,184,620
HOMEFURNISHING RETAIL – (0.26%)
819,000	Bed Bath & Beyond Inc.*	27,170,325
HOUSEHOLD & PERSONAL PRODUCTS – (1.47%)
1,379,000	Avon Products, Inc.	42,749,000
1,987,000	Procter & Gamble Co.	110,477,200
		153,226,200
INSURANCE BROKERS – (0.71%)
2,112,700	Aon Corp.	73,564,214
INTERNET RETAIL – (0.29%)
722,500	Expedia, Inc.*	10,823,050
722,500	IAC/InterActiveCorp*	19,139,025
		29,962,075

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

LIFE & HEALTH INSURANCE – (0.51%)
658,000	Principal Financial Group, Inc.	$36,617,700
400,000	Sun Life Financial Inc. (b) (Canada)	15,972,000
		52,589,700
MATERIALS – (3.97%)
1,339,500	BHP Billiton PLC (United Kingdom)	25,983,784
930,600	Martin Marietta Materials, Inc.	84,824,190
477,500	Rio Tinto PLC (United Kingdom)	25,244,788
3,941,700	Sealed Air Corp.	205,283,736
924,100	Vulcan Materials Co.	72,079,800
		413,416,298
MOVIES & ENTERTAINMENT – (1.60%)
8,689,500	News Corp., Class A	166,664,610
MULTI-LINE INSURANCE – (5.93%)
6,929,325	American International Group, Inc.	409,176,641
5,874,000	Loews Corp.	208,233,300
		617,409,941
PROPERTY & CASUALTY INSURANCE – (6.14%)
3,497	Berkshire Hathaway Inc., Class A*	320,531,523
6,366	Berkshire Hathaway Inc., Class B*	19,371,738
576,800	Chubb Corp.	28,782,320
21,700	Markel Corp.*	7,529,900
10,212,800	Progressive Corp. (Ohio)	262,571,088
		638,786,569
PUBLISHING – (1.17%)
483,300	Gannett Co., Inc.	27,030,969
1,282,459	Lagardere S.C.A. (b) (France)	94,647,026
		121,677,995
REINSURANCE – (0.92%)
1,708,400	Transatlantic Holdings, Inc.	95,499,560
SOFTWARE & SERVICES – (3.24%)
3,575,500	Iron Mountain Inc.*	133,652,190
8,718,000	Microsoft Corp.	203,129,400
		336,781,590
TECHNOLOGY HARDWARE & EQUIPMENT – (1.51%)
2,924,000	Dell Inc.*	71,491,800
1,850,000	Hewlett-Packard Co.	58,608,000
1,325,000	Nokia Oyj, ADR (Finland)	26,844,500
		156,944,300

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

June 30, 2006 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

TELECOMMUNICATION SERVICES – (1.84%)
2,321,000	SK Telecom Co., Ltd., ADR (South Korea)	$54,357,820
6,853,000	Sprint Nextel Corp.	136,991,470
		191,349,290
THRIFT & MORTGAGE FINANCE – (3.43%)
4,817,600	Golden West Financial Corp.	357,465,920
TRANSPORTATION – (1.79%)
18,795,000	China Merchants Holdings International Co., Ltd. (Hong Kong)	57,234,687
13,529,500	Cosco Pacific Ltd. (Hong Kong)	29,963,741
521,910	Kuehne & Nagel International AG, Registered (Switzerland)	37,994,348
740,500	United Parcel Service, Inc., Class B	60,965,365
		186,158,141

Total Common Stock – (identified cost $6,814,762,320)	10,262,238,442

CONVERTIBLE BONDS – (0.28%)

TELECOMMUNICATION SERVICES – (0.28%)
$19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $19,200,000)	29,304,000

SHORT TERM INVESTMENTS – (1.03%)

28,955,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $28,967,740
	(collateralized by: U.S. Government agency mortgage in a pooled
	cash account, 5.00%, 07/01/35, total market value $29,534,100)	28,955,000
29,284,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $29,296,885
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-5.50%, 03/01/34-04/01/36, total market
	value $29,869,680)	29,284,000
48,806,000	Nomura Securities International, Inc. Joint Repurchase Agreement,
	5.35%, 07/03/06, dated 06/30/06, repurchase value of $48,827,759
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.815%-5.469%, 09/01/33-05/01/38,
	total market value $49,782,120)	48,806,000

Total Short Term Investments – (identified cost $107,045,000)	107,045,000

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

June 30, 2006 (Unaudited)

Value
Principal	Security	(Note 1)
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.08%)

MONEY MARKET INSTRUMENTS – (0.08%)
$8,785,383	UBS Private Money Market LLC, 5.1138%
	(identified cost $8,785,383)	$8,785,383

Total Investments – (100.00%) – (identified cost $6,949,792,703) – (a)	10,407,372,825
Liabilities Less Other Assets – (0.00%)	(29,652)
Net Assets – (100.00%)	$10,407,343,173

*Non-Income Producing Security.

ADR: American Depository Receipt

(a)     Aggregate cost for Federal Income Tax purposes is $6,953,993,120. At June 30, 2006, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$3,561,986,421
Unrealized depreciation	(108,606,716)
Net unrealized appreciation	$3,453,379,705

(b)	Security is partially on loan – See Note 7 of the Notes to Financial Statements.

(c)    Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended June 30, 2006. The Fund did not hold any affiliated companies as of June 30, 2006.

Transactions during the period in which the issuers were affiliates are as follows:

	Shares	Gross	Gross	Shares	Dividend
Security	December 31, 2005	Additions	Reductions	June 30, 2006	Income

Centerpoint Properties
Trust (d)	2,938,388	–	2,938,388	–	$1,359,004

(d)	Not an affiliate as of June 30, 2006.

See Notes to Financial Statements

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC.

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (97.87%)

ADVERTISING – (1.43%)
31,800	WPP Group PLC, ADR (United Kingdom)	$1,914,996
AUTOMOBILES & COMPONENTS – (2.74%)
66,700	Harley-Davidson, Inc.	3,661,163
AUTOMOTIVE RETAIL – (2.38%)
66,650	Advance Auto Parts, Inc.	1,926,185
58,588	AutoNation, Inc.*	1,256,127
		3,182,312
BROADCASTING & CABLE TV – (3.25%)
127,000	DIRECTV Group, Inc.*	2,095,500
90,502	NTL Inc.	2,252,595
		4,348,095
CAPITAL GOODS – (3.98%)
40,000	American Standard Cos, Inc.	1,730,800
29,200	Franklin Electric Co., Inc.	1,503,508
600	Tae Young Corp. (South Korea)	37,565
74,300	Tyco International Ltd.	2,043,250
		5,315,123
CAPITAL MARKETS – (3.82%)
158,500	E*TRADE Financial Corp.*	3,616,970
5,600	Julius Baer Holding, Ltd. AG (Switzerland)	486,459
10,100	Legg Mason, Inc.	1,005,152
		5,108,581
COMMERCIAL BANKS – (3.24%)
117,900	Anglo Irish Bank Corp. PLC (United Kingdom)	1,832,221
69,900	Commerce Bancorp, Inc.	2,493,333
		4,325,554
COMMERCIAL SERVICES & SUPPLIES – (0.41%)
7,900	D&B Corp.*	550,472
CONSUMER DURABLES & APPAREL – (9.81%)
138,700	Blount International, Inc.*	1,667,174
51,200	Garmin Ltd.	5,400,576
54,177	Hunter Douglas NV (Netherlands)	3,648,388
25,800	Mohawk Industries, Inc.*	1,815,030
23,100	Toll Brothers, Inc.*	590,667
		13,121,835
CONSUMER FINANCE – (1.59%)
37,400	First Marblehead Corp.	2,129,556
CONSUMER SERVICES – (1.80%)
46,700	Apollo Group, Inc., Class A*	2,412,989

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

DEPARTMENT STORES – (2.14%)
18,500	Sears Holdings Corp.*	$2,864,540
DIVERSIFIED FINANCIAL SERVICES – (2.04%)
28,713	Pargesa Holding S.A., Bearer Shares (Switzerland)	2,722,046
ENERGY – (2.62%)
23,000	Tenaris S.A., ADR (Luxembourg)	931,270
32,000	Transocean Inc.*	2,570,240
		3,501,510
FOOD & STAPLES RETAILING – (0.88%)
20,500	Costco Wholesale Corp.	1,171,780
FOOD, BEVERAGE & TOBACCO – (3.01%)
23,625	Heineken Holding NV (Netherlands)	871,172
900	Lotte Chilsung Beverage Co., Ltd. (South Korea)	1,090,909
1,200	Lotte Confectionery Co., Ltd. (South Korea)	1,511,462
6,970	Nong Shim Holdings Co., Ltd. (South Korea)	550,988
		4,024,531
HEALTH CARE EQUIPMENT & SERVICES – (6.21%)
26,200	Cardinal Health, Inc.	1,685,446
32,100	IDEXX Laboratories, Inc.*	2,411,994
32,400	Lincare Holdings Inc.*	1,224,396
52,600	Zimmer Holdings, Inc.*	2,983,472
		8,305,308
HOUSEHOLD & PERSONAL PRODUCTS – (0.69%)
1,739	Amorepacific Corp.* (South Korea)	750,490
1,061	Pacific Corp. (South Korea)	174,494
		924,984
INSURANCE BROKERS – (2.89%)
101,200	Brown & Brown, Inc.	2,957,064
33,700	Marsh & McLennan Cos, Inc.	906,193
		3,863,257
INTERNET RETAIL – (4.71%)
208,000	Expedia, Inc.*	3,115,840
116,900	Netflix Inc.*	3,177,342
		6,293,182
LIFE & HEALTH INSURANCE – (2.12%)
14,500	AFLAC Inc.	672,075
82,300	Power Corp. of Canada (Canada)	2,168,273
		2,840,348

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MATERIALS – (2.42%)
16,800	Sealed Air Corp.	$874,944
32,500	Sigma-Aldrich Corp.	2,359,500
		3,234,444
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (1.00%)
18,380	Fisher Scientific International Inc.*	1,342,659
PROPERTY & CASUALTY INSURANCE – (5.15%)
30,100	Ambac Financial Group, Inc.	2,441,110
11,559	Cincinnati Financial Corp.	543,157
11,255	Markel Corp.*	3,905,485
		6,889,752
PUBLISHING – (3.06%)
55,400	Lagardere S.C.A. (France)	4,088,587
REINSURANCE – (1.42%)
7,200	Everest Re Group, Ltd.	623,304
22,775	Transatlantic Holdings, Inc.	1,273,123
		1,896,427
SOFTWARE & SERVICES – (5.45%)
174,773	Convera Corp.*	1,239,141
43,900	Fiserv, Inc.*	1,991,304
37,700	Iron Mountain Inc.*	1,409,226
113,500	Microsoft Corp.	2,644,550
		7,284,221
SPECIALTY STORES – (4.41%)
68,300	Office Depot, Inc.*	2,595,400
100,000	Tiffany & Co.	3,302,000
		5,897,400
TECHNOLOGY HARDWARE & EQUIPMENT – (5.71%)
67,200	Agilent Technologies, Inc.*	2,120,832
31,000	Lexmark International, Inc., Class A*	1,730,730
131,600	Molex Inc., Class A	3,780,868
		7,632,430
TELECOMMUNICATION SERVICES – (3.20%)
29,600	American Tower Corp., Class A*	921,152
547,700	Covad Communications Group, Inc.*	1,100,877
23,500	SK Telecom Co., Ltd., ADR (South Korea)	550,370
85,300	Sprint Nextel Corp.	1,705,147
		4,277,546
THRIFT & MORTGAGE FINANCE – (2.27%)
40,900	Golden West Financial Corp.	3,034,780

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

June 30, 2006 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

UTILITIES – (2.02%)
59,400	Sempra Energy	$2,701,512

Total Common Stock – (identified cost $99,014,373)	130,861,920

STRIP VVPR – (0.00%)

DIVERSIFIED FINANCIAL SERVICES – (0.00%)
760	Groupe Bruxelles Lambert S.A.* (Belgium) (identified cost $7)	19

CONVERTIBLE BONDS – (1.26%)

TELECOMMUNICATION SERVICES – (1.26%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,100,000)	1,678,875

SHORT TERM INVESTMENTS – (0.94%)

342,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $342,150
	(collateralized by: U.S. Government agency mortgage in a pooled
	cash account, 5.00%, 07/01/35, total market value $348,840)	342,000
345,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $345,152
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-5.50%, 03/01/34-04/01/36, total market
	value $351,900)	345,000
575,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	07/03/06, dated 06/30/06, repurchase value of $575,256
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.815%-5.469%, 09/01/33-05/01/38, total market
	value $586,500)	575,000

Total Short Term Investments – (identified cost $1,262,000)	1,262,000

Total Investments – (100.07%) – (identified cost $101,376,380) – (a)	133,802,814
Liabilities Less Other Assets – (0.07%)	(92,175)
Net Assets – (100.00%)	$133,710,639

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

June 30, 2006 (Unaudited)

*Non-Income Producing Security.

ADR: American Depository Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $102,380,039. At June 30, 2006, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$34,021,685
Unrealized depreciation	(2,598,910)
Net unrealized appreciation	$31,422,775

See Notes to Financial Statements

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND

June 30, 2006 (Unaudited)

		Value
Principal	Security	(Note 1)
FANNIE MAE – (6.18%)
$1,000,000	1.875%, 07/07/06	$999,625
250,000	3.125%, 07/15/06	249,763
1,000,000	2.55%, 08/17/06	996,482
945,000	2.55%, 08/24/06	942,968
500,000	2.41%, 11/28/06	494,271
210,000	2.28%, 12/11/06	209,012
2,500,000	4.00%, 12/20/06 (d)	2,482,432
150,000	3.50%, 12/28/06	148,651
500,000	3.51%, 01/05/07	496,717

	Total FANNIE MAE – (identified cost $7,019,921)	7,019,921

FEDERAL FARM CREDIT BANK – (9.52%)
550,000	3.00%, 07/06/06	549,874
2,000,000	5.04375%, 07/14/06 (b)	2,000,000
2,945,000	2.35%, 07/24/06	2,939,462
325,000	3.12%, 08/18/06	324,085
5,000,000	5.02625%, 11/13/06 (b)	4,999,718

	Total Federal Farm Credit Bank – (identified cost $10,813,139)	10,813,139

FEDERAL HOME LOAN BANK – (33.59%)
160,000	2.00%, 07/14/06	159,817
1,000,000	2.16%, 07/17/06	998,945
200,000	2.01%, 07/21/06	199,725
1,000,000	2.60%, 07/21/06	998,863
2,500,000	4.25%, 07/21/06 (d)	2,500,000
2,005,000	2.25%, 07/24/06	2,001,934
20,000	2.075%, 07/28/06	19,960
500,000	2.42%, 07/28/06	499,397
650,000	2.60%, 07/28/06	648,733
4,000,000	5.039%, 08/02/06 (b)	4,000,000
1,500,000	2.75%, 08/07/06 (d)	1,497,243
50,000	6.745%, 08/16/06	50,157
1,000,000	5.169%, 08/21/06 (b)	999,955
150,000	2.46%, 09/11/06	149,207
1,600,000	2.95%, 09/14/06	1,593,653
250,000	2.875%, 09/15/06	249,067
750,000	3.00%, 09/22/06	746,722

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

June 30, 2006 (Unaudited)

		Value
Principal	Security	(Note 1)
FEDERAL HOME LOAN BANK – (Continued)
$500,000	2.375%, 10/30/06	$494,963
2,000,000	4.30%, 10/30/06	1,996,008
5,000,000	5.131%, 11/09/06 (b)	5,000,000
500,000	4.52%, 11/13/06	498,070
500,000	2.75%, 11/15/06	495,365
500,000	4.875%, 11/15/06	499,334
160,000	5.15%, 11/16/06	159,901
1,000,000	3.625%, 12/08/06	994,397
625,000	3.06%, 12/28/06	618,218
1,075,000	3.15%, 12/28/06	1,063,796
800,000	3.75%, 01/26/07 (d)	796,278
225,000	5.20%, 02/05/07	224,791
1,000,000	4.80%, 02/26/07	998,705
7,000,000	5.258%, 07/05/07 (b)	7,000,000

	Total Federal Home Loan Bank – (identified cost $38,153,204)	38,153,204

FREDDIE MAC – (9.37%)
1,000,000	2.00%, 07/07/06	999,615
1,000,000	2.25%, 07/14/06 (c)	999,194
250,000	5.50%, 07/15/06	249,987
250,000	2.65%, 08/04/06	249,553
2,000,000	2.75%, 10/15/06	1,986,413
500,000	3.00%, 11/17/06	495,872
525,000	3.50%, 11/17/06 (c)	521,613
500,000	2.875%, 12/15/06	494,722
1,000,000	4.72%, 01/12/07	997,375
3,716,000	2.375%, 02/15/07	3,642,987

	Total FREDDIE MAC – (identified cost $10,637,331)	10,637,331

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

June 30, 2006 (Unaudited)

Value
Principal	Security	(Note 1)
REPURCHASE AGREEMENTS – (47.35%)

$14,546,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $14,552,400 (collateralized
	by: U.S. Government agency mortgage in a pooled cash account,
	5.00%, 07/01/35, total market value $14,836,920)	$14,546,000
14,710,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $14,716,472 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	5.00%-5.50%, 03/01/34-04/01/36, total market value $15,004,200)	14,710,000
24,517,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%
	07/03/06, dated 06/30/06, repurchase value of $24,527,930 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	4.815%-5.469%, 09/01/33-05/01/38, total market value $25,007,340)	24,517,000

Total Repurchase Agreements – (identified cost $53,773,000)	53,773,000

Total Investments – (106.01%) – (identified cost $120,396,595) – (a)	120,396,595
Liabilities Less Other Assets – (6.01%)	(6,825,566)
Net Assets – (100%)	$113,571,029

(a)	Aggregate cost for Federal Income Tax purposes is $120,396,595.

(b)    The interest rates on floating rate securities, shown as of June 30, 2006, may change daily or less frequently and are based on indices of market rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(c)	The interest rates on variable rate securities represents the current rate as of June 30, 2006.

(d)    Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate.

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2006 (Unaudited)

	SELECTED	SELECTED	SELECTED DAILY
	AMERICAN	SPECIAL	GOVERNMENT
	SHARES	SHARES	FUND
ASSETS:
Investments in securities, at value* (see
accompanying Schedules of Investments)	$10,398,587,442	$133,802,814	$120,396,595
Collateral of securities loaned (Note 7)	8,785,383	–	–
Cash	137,079	2,326	3,003
Cash–Foreign currencies (cost $12,447)	–	12,393	–
Receivables:
Dividends and interest	14,497,931	248,615	450,351
Capital stock sold	15,144,788	42,886	366
Investment securities sold	5,358,620	226,453	–
Prepaid expenses	181,125	1,700	2,400
Total assets	10,442,692,368	134,337,187	120,852,715
LIABILITIES:
Return of collateral loaned (Note 7)	8,785,383	–	–
Payables:
Capital stock redeemed	11,119,678	6,938	4,910
Investment securities purchased	7,574,474	503,773	7,000,000
Accrued expenses	3,267,664	38,902	21,888
Accrued management fees	4,601,996	76,935	28,840
Distributions payable	–	–	226,048
Total liabilities	35,349,195	626,548	7,281,686
NET ASSETS	$10,407,343,173	$133,710,639	$113,571,029

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$312,643,104	$2,534,175	$11,357,103
Additional paid-in capital	7,168,424,173	97,637,324	102,213,926
Undistributed net investment income (loss)	42,167,319	(1,282,903)	–
Accumulated net realized gains (losses) from
investments and foreign currency
transactions	(573,492,006)	2,393,194	–
Net unrealized appreciation on investments
and foreign currency transactions	3,457,600,583	32,428,849	–
Net Assets	$10,407,343,173	$133,710,639	$113,571,029

*Including cost of Investments and Collateral of securities loaned of $6,941,007,320 and $8,785,383, respectively, for Selected American Shares; and securities valued at $8,458,231 were on loan from Selected American Shares. Including cost of $101,376,380 for Selected Special Shares. Including repurchase agreements and cost of $53,773,000 and $120,396,595, respectively, for Selected Daily Government Fund.

SELECTED FUNDS

STATEMENTS OF ASSETS AND LIABILITIES – (Continued)

At June 30, 2006 (Unaudited)

	SELECTED	SELECTED	SELECTED DAILY
	AMERICAN	SPECIAL	GOVERNMENT
	SHARES	SHARES	FUND
CLASS S SHARES:
Net assets	$6,764,661,442	$50,546,354	$4,693,145
Shares outstanding	162,647,534	3,834,982	4,693,145
Net asset value, offering, and redemption price
per share (Net Assets ÷ Shares Outstanding)	$41.59	$13.18	$1.00

CLASS D SHARES:
Net assets	$3,642,681,731	$83,164,285	$108,877,884
Shares outstanding	87,466,949	6,301,716	108,877,884
Net asset value, offering, and redemption price
per share (Net Assets ÷ Shares Outstanding)	$41.65	$13.20	$1.00

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2006 (Unaudited)

	SELECTED	SELECTED	SELECTED DAILY
	AMERICAN	SPECIAL	GOVERNMENT
	SHARES	SHARES	FUND
INVESTMENT INCOME:
Income:
Dividends:
Unaffiliated companies*	$80,358,095	$676,636	$–
Affiliated companies	1,359,004	–	–
Interest	4,693,968	105,051	2,572,130
Security lending fees	224,909	–	–
Total income	86,635,976	781,687	2,572,130
Expenses:
Management fees (Note 2)	26,806,820	446,433	167,079
Custodian fees	599,945	23,599	9,902
Transfer agent fees:
Class S	3,255,458	36,443	7,536
Class D	310,107	14,562	4,246
Audit fees	27,600	7,800	6,600
Legal fees	53,436	3,013	2,929
Reports to shareholders	420,043	4,456	2,335
Directors’ fees and expenses	217,394	2,797	2,434
Registration and filing fees	150,005	21,502	22,811
Miscellaneous	98,719	4,079	3,320
Payments under distribution plan – Class S
(Note 3)	9,502,202	80,563	85,434
Total expenses	41,441,729	645,247	314,626
Expenses paid indirectly (Note 6)	(12,989)	(246)	(39)
Net expenses	41,428,740	645,001	314,587
Net investment income	45,207,236	136,686	2,257,543

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions:
Unaffiliated companies	(84,152,263)	3,386,638	–
Affiliated companies	118,291,216	–	–
Foreign currency transactions	(58,892)	(4,034)	–
Net increase in unrealized appreciation on
investments and foreign currency transactions	254,929,032	3,621,750	–
Net realized and unrealized gain on investments
and foreign currency	289,009,093	7,004,354	–
Net increase in net assets resulting from
operations	$334,216,329	$7,141,040	$2,257,543

*Net of foreign taxes withheld as follows	$847,249	$52,231	–

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 (Unaudited)

	SELECTED	SELECTED	SELECTED DAILY
	AMERICAN	SPECIAL	GOVERNMENT
	SHARES	SHARES	FUND
OPERATIONS:
Net investment income	$45,207,236	$136,686	$2,257,543
Net realized gain from investments,
and foreign currency transactions	34,080,061	3,382,604	–
Net increase in unrealized appreciation on
investments and foreign currency
transactions	254,929,032	3,621,750	–
Net increase in net assets resulting from
operations	334,216,329	7,141,040	2,257,543

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Class S	–	–	(1,312,399)
Class D	–	–	(945,144)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting
from capital share transactions (Note 5):
Class S	(1,496,104,585)	(22,518,996)	(95,689,943)
Class D	1,916,652,843	25,656,429	97,438,821

Total increase in net assets	754,764,587	10,278,473	1,748,878

NET ASSETS:
Beginning of period	9,652,578,586	123,432,166	111,822,151
End of period*	$10,407,343,173	$133,710,639	$113,571,029

*Including undistributed net
investment income (loss) of	$42,167,319	$(1,282,903)	–

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2005

	SELECTED	SELECTED	SELECTED DAILY
	AMERICAN	SPECIAL	GOVERNMENT
	SHARES	SHARES	FUND
OPERATIONS:
Net investment income	$70,809,993	$191,790	$2,826,197
Net realized gain from investments,
and foreign currency transactions	(44,730,687)	8,812,175	–
Net increase in unrealized appreciation on
investments and foreign currency
transactions	806,940,785	569,617	–
Net increase in net assets resulting from
operations	833,020,091	9,573,582	2,826,197

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Class S	(54,763,884)	(638,705)	(2,650,082)
Class D	(15,470,036)	(647,142)	(176,115)
Realized gains from investment transactions:
Class S	–	(4,541,272)	–
Class D	–	(3,564,881)	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting
from capital share transactions (Note 5):
Class S	658,189,804	(23,574,361)	(6,260,347)
Class D	890,627,211	36,784,362	6,475,963

Total increase in net assets	2,311,603,186	13,391,583	215,616

NET ASSETS:
Beginning of year	7,340,975,400	110,040,583	111,606,535
End of year*	$9,652,578,586	$123,432,166	$111,822,151

*Including overdistributed net
investment income of	$(3,039,917)	$(1,419,589)	–

See Notes to Financial Statements

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds (the Funds) consist of Selected American Shares, Inc., (Selected American Shares), Selected Special Shares, Inc., (Selected Special Shares), and the Selected Capital Preservation Trust (the Trust). The Trust consists of the Selected Daily Government Fund. The Funds and Trust are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

Selected American Shares and Selected Special Shares are diversified, professionally managed stock-oriented funds.

Selected Daily Government Fund seeks to provide a high level of current income from short-term money market securities consistent with prudent investment management, preservation of capital and maintenance of liquidity. It invests in U.S. Government Securities and repurchase agreements in respect thereto.

An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the fund's investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. A fund's return and net asset value will fluctuate, although Selected Daily Government Fund seeks to maintain a net asset value of $1.00 per share.

The Class S and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’ distribution arrangement), liquidation and distributions.

A. VALUATION OF SECURITIES - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

B.     MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.    CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.    FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

E.     FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise tax is required. At June 30, 2006, Selected Special Shares had post October 2005 losses of approximately $548,000 available to offset future capital gains, if any, which expire in 2014. At June 30, 2006, Selected American Shares had available for federal income tax purposes unused capital loss carryforwards as follows:

SELECTED
AMERICAN
SHARES
Expiring:
12/31/2009	$67,867,000
12/31/2010	296,227,000
12/31/2011	109,428,000
12/31/2012	63,796,000
12/31/2013	69,420,000
Total	$606,738,000

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting six months. Actual results may differ from these estimates.

G.    INDEMNIFICATION - Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

I.      DIRECTORS/TRUSTEES FEES AND EXPENSES - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for independent Directors/Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s/Trustee’s account is based upon years of service and fees paid to each Director/Trustee during the years of service. The amount paid to the Director/Trustee under the plan will be determined based upon the performance of the Selected Funds.

J.     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, distributions from real estate investment trusts, and distributions in connection with redemption of Fund shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to Davis Selected Advisers, L.P. (the “Adviser”), the Fund’s investment adviser. The rate for Selected American Shares is 0.65% on the first $500 million of average net assets, 0.60% on the next $500 million, 0.55% on the next $2 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. The rate for Selected Special Shares is 0.70% on the first $50 million of average net assets, 0.675% on the next $100 million, 0.65% on the next $100 million, and 0.60% of average net assets in excess of $250 million. Advisory fees paid during the six months ended June 30, 2006, approximated 0.53% and 0.68% of average net assets for Selected American Shares and Selected Special Shares, respectively. The rate for the Selected Daily Government Fund is 0.30% of average net assets.

Boston Financial Data Services, Inc. ("BFDS") is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2006 was $78,371, $4,098, and $1,071 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. Certain Directors/Trustees and officers of the Funds are also Directors/Trustees and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 3 - DISTRIBUTION

For services under the distribution agreement, the Funds’ Class S shares pay a fee of 0.25% of average daily net assets. For the six months ended June 30, 2006, Selected American Shares, Selected Special Shares, and Selected Daily Government Fund incurred distribution services fees totaling $9,502,202, $80,563, and $85,434, respectively.

There are no distribution service fees for the Funds’ Class D shares.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

	SELECTED	SELECTED
	AMERICAN	SPECIAL
	SHARES	SHARES
Cost of purchases	$1,049,430,992	$35,142,124
Proceeds of sales	$447,043,988	$31,954,842

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 5 - CAPITAL STOCK

At June 30, 2006, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) authorized. At June 30, 2006, there were 50 million shares of capital stock of Selected Special Shares ($0.25 par value per share) authorized. At June 30, 2006, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized. Transactions in capital stock were as follows:

CLASS S	Six months ended June 30, 2006 (Unaudited)
	SELECTED	SELECTED	SELECTED DAILY
	AMERICAN	SPECIAL	GOVERNMENT
	SHARES	SHARES	FUND
Shares sold	22,527,211	412,338	1,619,068
Shares issued in reinvestment of distributions	–	–	1,311,915
	22,527,211	412,338	2,930,983
Shares redeemed/transferred out	(58,132,394)	(2,051,153)	(98,620,926)
Net decrease	(35,605,183)	(1,638,815)	(95,689,943)

Proceeds from shares sold	$927,702,118	$5,449,705	$1,619,068
Proceeds from shares issued in reinvestment of
distributions	–	–	1,311,915
	927,702,118	5,449,705	2,930,983
Cost of shares redeemed/transferred out	(2,423,806,703)	(27,968,701)	(98,620,926)
Net decrease	$(1,496,104,585)	$(22,518,996)	$(95,689,943)

CLASS S	Year ended December 31, 2005
	SELECTED	SELECTED	SELECTED DAILY
	AMERICAN	SPECIAL	GOVERNMENT
	SHARES	SHARES	FUND
Shares sold	50,344,813	725,762	2,938,196
Shares issued in reinvestment of distributions	1,311,849	406,161	2,535,651
	51,656,662	1,131,923	5,473,847
Shares redeemed/transferred out	(34,021,468)	(2,938,463)	(11,734,194)
Net increase (decrease)	17,635,194	(1,806,540)	(6,260,347)

Proceeds from shares sold	$1,903,337,984	$9,179,552	$2,938,196
Proceeds from shares issued in reinvestment of
distributions	53,050,957	5,028,076	2,535,651
	1,956,388,941	14,207,628	5,473,847
Cost of shares redeemed/transferred out	(1,298,199,137)	(37,781,989)	(11,734,194)
Net increase (decrease)	$658,189,804	$(23,574,361)	$(6,260,347)

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 5 - CAPITAL STOCK - (Continued)

CLASS D	Six months ended June 30, 2006 (Unaudited)
	SELECTED	SELECTED	SELECTED DAILY
	AMERICAN	SPECIAL	GOVERNMENT
	SHARES	SHARES	FUND
Shares sold/transferred in	49,161,384	2,178,658	99,129,115
Shares issued in reinvestment of distributions	–	–	753,538
	49,161,384	2,178,658	99,882,653
Shares redeemed	(3,329,663)	(305,716)	(2,443,832)
Net increase	45,831,721	1,872,942	97,438,821

Proceeds from shares sold/transferred in	$2,054,517,692	$29,672,259	$99,129,115
Proceeds from shares issued in reinvestment of
distributions	–	–	753,538
	2,054,517,692	29,672,259	99,882,653
Cost of shares redeemed	(137,864,849)	(4,015,830)	(2,443,832)
Net increase	$1,916,652,843	$25,656,429	$97,438,821

CLASS D	Year ended December 31, 2005
	SELECTED	SELECTED	SELECTED DAILY
	AMERICAN	SPECIAL	GOVERNMENT
	SHARES	SHARES	FUND
Shares sold/transferred in	24,704,407	2,675,227	10,821,010
Shares issued in reinvestment of distributions	343,854	319,160	156,929
	25,048,261	2,994,387	10,977,939
Shares redeemed	(1,894,711)	(135,822)	(4,501,976)
Net increase	23,153,550	2,858,565	6,475,963

Proceeds from shares sold/transferred in	$949,229,022	$34,569,196	$10,821,010
Proceeds from shares issued in reinvestment of
distributions	13,902,140	3,948,216	156,929
	963,131,162	38,517,412	10,977,939
Cost of shares redeemed	(72,503,951)	(1,733,050)	(4,501,976)
Net increase	$890,627,211	$36,784,362	$6,475,963

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, each Fund’s custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. During the six months ended June 30, 2006, such reductions amounted to $12,989, $246, and $39 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 7 - SECURITIES LOANED

Selected American Shares (the “Fund”) has entered into a securities lending arrangement with UBS Securities LLC. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Securities LLC is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2006, the Fund had on loan securities valued at $8,458,231; cash of $8,785,383 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 8 – OPTION ACTIVITY

Each Fund may purchase or sell options (including “put options”) to pursue its investment objective or for hedging purposes. When selling a put option, the purchaser receives the right to sell, and the writer (the Fund) the obligation to buy, the underlying investment at the exercise price during the option period.

When writing a put option on a security, to secure its obligation to pay for the underlying security, each Fund will deposit, in escrow, liquid assets with a value equal to or greater than the exercise price of the underlying securities. Each Fund therefore foregoes the opportunity of investing the segregated assets. The premium each Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, each Fund also assumes the obligation, during the option period, to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. See the Statement of Additional Information for more information concerning the Funds’ use of options.

Options are valued daily based upon the Funds’ valuation procedures (Note 1) and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon the expiration or closing of the option transaction. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are reported in the Statement of Operations.

There was no written put option activity for the six months ended June 30, 2006.

NOTE 9 – BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate, plus 0.75%. The Funds had no borrowings outstanding for the six months ended June 30, 2006.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 10 – LITIGATION MATTERS

On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds (“Funds”) managed by Davis Selected Advisers L.P. (“Davis Advisors”) including the Selected Funds. The plaintiffs claim that Davis Advisors and its affiliates, and the individual directors of the Funds (collectively the “Defendants”) used Fund assets to pay brokers to market the Funds and that the Defendants disguised such payments as brokerage commissions and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States Court for the Southern District of New York. All four suits were consolidated into a single action. In October 2005, the District Court issued an order dismissing the consolidated amended class action complaint. The plaintiffs subsequently sought a motion for reconsideration, which was denied in November 2005. In December 2005, the plaintiffs filed an appeal with the United States Court of Appeals for the Second Circuit. The Appeal was withdrawn in March 2006.

SELECTED FUNDS

FINANCIAL HIGHLIGHTS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Six months ended 06/30/2006[6]	$40.24	$0.17	[3]	$1.18	$1.35
Year ended 12/31/2005	36.87	0.31		3.34	3.65
Year ended 12/31/2004	33.17	0.26		3.71	3.97
Year ended 12/31/2003	25.51	0.22		7.65	7.87
Year ended 12/31/2002	30.99	0.17		(5.45)	(5.28)
Year ended 12/31/2001	35.33	0.14		(4.10)	(3.96)
Selected American Shares Class D:
Six months ended 06/30/2006[6]	40.23	0.24	[3]	1.18	1.42
Year ended 12/31/2005	36.86	0.41	[3]	3.35	3.76
Period from 05/03/2004[8] to 12/31/2004	34.12	0.18		2.91	3.09
Selected Special Shares Class S:
Six months ended 06/30/2006[6]	12.47	–	[3,5]	0.71	0.71
Year ended 12/31/2005	12.44	0.02		1.03	1.05
Year ended 12/31/2004	11.70	0.05		1.26	1.31
Year ended 12/31/2003	8.61	(0.04)		3.60	3.56
Year ended 12/31/2002	10.50	(0.04)		(1.81)	(1.85)
Year ended 12/31/2001	13.68	(0.02)		(1.95)	(1.97)
Selected Special Shares Class D:
Six months ended 06/30/2006[6]	12.46	0.03	[3]	0.71	0.74
Year ended 12/31/2005	12.42	0.05	[3]	1.04	1.09
Period from 05/03/2004[8] to 12/31/2004	11.97	0.05		1.00	1.05

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income		Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000,000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
										Gross		Net[4]

$–	$–	$–		$–	$–	$–	$41.59	3.36%	$6,765	0.90%[7]		0.90%[7]		0.82%[7]
(0.28)	–	–		–	–	(0.28)	40.24	9.90	7,978	0.90		0.90		0.81
(0.26)	–	–		–	(0.01)	(0.27)	36.87	11.97	6,660	0.92		0.92		0.76
(0.20)	–	–		–	(0.01)	(0.21)	33.17	30.90	5,978	0.94		0.93		0.80
(0.17)	–	–		–	(0.03)	(0.20)	25.51	(17.06)	4,346	0.94		0.93		0.61
(0.14)	(0.24)	–	[5]	–	–	(0.38)	30.99	(11.17)	5,565	0.94		0.93		0.45

–	–	–		–	–	–	41.65	3.53	3,643	0.59	[7]	0.59	[7]	1.13	[7]
(0.39)	–	–		–	–	(0.39)	40.23	10.19	1,675	0.61		0.60		1.11
(0.34)	–	–		–	(0.01)	(0.35)	36.86	9.08	681	0.65	[7]	0.65	[7]	1.10	[7]

–	–	–		–	–	–	13.18	5.69	51	1.15	[7]	1.15	[7]	0.05	[7]
(0.13)	(0.89)	–		–	–	(1.02)	12.47	8.45	68	1.16		1.12		0.11
(0.04)	(0.53)	–		–	–	(0.57)	12.44	11.34	91	1.17		1.17		0.37
–	(0.47)	–		–	–	(0.47)	11.70	41.40	96	1.21		1.21		(0.39)
–	(0.04)	–		–	–	(0.04)	8.61	(17.62)	60	1.21		1.17		(0.46)
–	(1.21)	–		–	–	(1.21)	10.50	(14.41)	73	1.18		1.15		(0.20)

–	–	–		–	–	–	13.20	5.94	83	0.83	[7]	0.83	[7]	0.37	[7]
(0.16)	(0.89)	–		–	–	(1.05)	12.46	8.83	55	0.87		0.86		0.37
(0.07)	(0.53)	–		–	–	(0.60)	12.42	8.91	20	0.91	[7]	0.91	[7]	0.86	[7]

SELECTED FUNDS

FINANCIAL HIGHLIGHTS – (Continued)

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected Daily Government Fund Class S:
Six months ended 06/30/2006[6]	$1.000	$0.020	$–	$0.020
Year ended 12/31/2005	1.000	0.025	–	0.025
Year ended 12/31/2004	1.000	0.007	–	0.007
Year ended 12/31/2003	1.000	0.005	–	0.005
Year ended 12/31/2002	1.000	0.013	–	0.013
Year ended 12/31/2001	1.000	0.037	–	0.037
Selected Daily Government Fund Class D:
Six months ended 06/30/2006[6]	1.000	0.021	–	0.021
Year ended 12/31/2005	1.000	0.027	–	0.027
Period from 05/03/2004[8] to 12/31/2004	1.000	0.007	–	0.007

Portfolio Turnover[2] (for all classes of shares)	Six months ended June 30,	Year ended December 31,
	2006[6]	2005	2004	2003	2002	2001
Selected American Shares	4%	4%	3%	8%	19%	20%
Selected Special Shares	25%	53%	30%	46%	46%	117%

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000,000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross		Net[4]

$(0.020)	$–	$–	$–	$–	$(0.020)	$1.000	1.98%	$5	0.66%[7]		0.66%[7]		3.96%[7]
(0.025)	–	–	–	–	(0.025)	1.000	2.57	100	0.68		0.67		2.54
(0.007)	–	–	–	–	(0.007)	1.000	0.73	107	0.68		0.68		0.72
(0.005)	–	–	–	–	(0.005)	1.000	0.54	113	0.67		0.67		0.54
(0.013)	–	–	–	–	(0.013)	1.000	1.32	116	0.67		0.67		1.30
(0.037)	–	–	–	–	(0.037)	1.000	3.73	112	0.66		0.66		3.73

(0.021)					(0.021)	1.000	2.07	109	0.41	[7]	0.41	[7]	4.21	[7]
(0.027)	–	–	–	–	(0.027)	1.000	2.75	11	0.50		0.50		2.71
(0.007)	–	–	–	–	(0.007)	1.000	0.74	5	0.44	[7]	0.44	[7]	1.21	[7]

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns for periods of less than one full year are not annualized.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Per share calculations were based on average shares outstanding for the period.

4    The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[5]	Less than $0.005 per share.

[6]	Unaudited.

[7]	Annualized.

[8]	Inception date of class.

See Notes to Financial Statements

SELECTED FUNDS

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Selected Funds oversees the management of each Selected Fund and, as required by law, determines annually whether to approve the continuance of each Selected Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Selected Advisers, L.P.” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepares questions which it submits to Davis Selected Advisers, L.P. in anticipation of the annual contract review. In the April 2006 board meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements are in the best interests of the Funds and their shareholders. The Independent Directors recommended that the full Board of Directors approve the continuance of the Advisory Agreements, which occurred at the April 2006 board meeting.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements.

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

While the investment performance of each Fund is certainly relevant to an evaluation of the nature, extent and quality of services provided, the Independent Directors also considered the full range of services which Davis Selected Advisers, L.P. provides to the Funds and their shareholders, including:

1.	achieving satisfactory investment results over the long-term after all costs;
2.	handling shareholder transactions and requests, as efficiently and effectively as possible;
3.	providing investor education materials that help to foster healthy investor behavior; and
4.	managing third party service providers, accounting, legal and compliance services.

Davis Selected Advisers, L.P. is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of the fund’s results, as well as the shareholders’ behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that, through its actions and communications, Davis Selected Advisers, L.P. has attempted to have a meaningful positive impact on investor behavior.

Davis Selected Advisers, L.P. and members of the Davis family are some of the largest shareholders in the Selected Funds. The Independent Directors concluded that this investment tends to align Davis Selected Advisers, L.P.’s and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Selected Advisers, L.P. and the Davis family have contributed to the economies of scale which have lowered fees and expenses for shareholders over time.

SELECTED FUNDS

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors observed that Davis Selected Advisers, L.P. has consistently demonstrated a shareholder orientation. Davis Selected Advisers, L.P. and the Selected Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, as well as its shareholder orientation and integrity. Shareholders buying the Selected Funds do so primarily to gain access to Davis Selected Advisers, L.P.’s investment expertise and shareholder orientation.

For 2005, Davis Selected Advisers, L.P. was honored as Domestic-Stock Fund Manager of the Year by Morningstar. In the press release, Kunal Kapoor, director of fund analysis for Morningstar, says that Davis Selected Advisers, L.P. "sets the bar for others in the industry. At a time when other firms don't always do what is best for their shareholders, it’s refreshing to see a firm so committed to the long-term welfare of fundholders."

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more, important in assessing whether Selected Fund shareholders have been, or are likely to be, well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of Selected Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors believe that shareholders of Selected Funds should, and will, expect Davis Selected Advisers, L.P. to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Selected Advisers, L.P.’s (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over the longer-term; (d) efforts towards fostering healthy investor behavior by, among other things, providing educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for competitive funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Selected Advisers, L.P. to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and, if applicable, breakpoints of the various Selected Funds, including an assessment of competitive fee schedules.

SELECTED FUNDS

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Selected Advisers, L.P., the extent to which economies of scale would be realized as the Fund grows, and whether the fee level reflects those economies of scale. The Independent Directors considered various potential benefits that Davis Selected Advisers, L.P. may receive in connection with the services it provides under the Advisory Agreements with each Selected Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Selected Advisers, L.P. does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors concluded that Davis Selected Advisers, L.P. had provided the Funds and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Selected Advisers, L.P.’s shareholder oriented approach, as well as the successful execution of its investment discipline.

Selected American Shares

The Independent Directors noted that Selected American Shares had out-performed its benchmark, the Standard & Poor’s 500® Index, and exceeded the average performance of its peer group, as determined by an independent service provider, over longer-term investment horizons.

The Independent Directors considered the total expense ratio for Selected American Shares and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for Selected American Shares. The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Fund shareholders and Davis Selected Advisers, L.P. of such economies of scale as may exist in the management of the Fund at current asset levels.

Selected Special Shares

The Independent Directors noted that Selected Special Shares out-performed its benchmark, the Russell 3000® Index, and exceeded the average performance of its peer group, as determined by an independent service provider, over longer-term investment horizons.

The Independent Directors considered the total expense ratio for Selected Special Shares and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for Selected Special Shares. The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Fund shareholders and Davis Selected Advisers, L.P. of such economies of scale as may exist in the management of the Fund at current asset levels.

SELECTED FUNDS

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Selected Daily Government Fund

The Independent Directors noted that Selected Daily Government Fund exceeded the average performance of its peer group, as determined by an independent service provider, over the shorter-term investment horizons. Selected Daily Government Fund approximately equaled the average performance of its peer group over the longer-term investment horizon.

The Independent Directors considered the total expense ratio for Selected Daily Government Fund and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the fixed advisory fee schedule for Selected Daily Government Fund, observed that fixed fee schedules are common with competitive money market funds, and concluded that at current assets the fee schedule was appropriate.

Approval of Advisory Arrangements

The Independent Directors determined that the advisory fee for each Selected Fund was reasonable in light of the nature, quality and extent of the services being provided to each Fund, the costs incurred by Davis Selected Advisers, L.P. in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Funds and their shareholders. The Independent Directors therefore recommended continuation of the Advisory Agreements.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until retirement, resignation, death, or removal. Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 75.

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex	Other
Name	Held With	Time	Principal Occupation(s)	Overseen by	Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

William P. Barr (5/23/50)	Director	Director since 1994	Executive Vice President and General Counsel, Verizon (formerly GTE Corporation before it merged with Bell Atlantic) since July 1994; Attorney General of the United States from August 1991 to January 1993; Partner with the law firm of Shaw, Pittman, Potts & Trowbridge from 1984 to April 1989 and January 1993 to August 1994.	3	None

Jerome E. Hass (6/1/40)	Director	Director since 1997	Professor of Finance and Business Strategy, Johnson Graduate School of Management, Cornell University; Consultant, National Economic Research Associates; former Chief of Division of Economic Research of the Federal Power Commission and Special Assistant to James R. Schlesinger at the Executive Office of the President of the United States.	3	None

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS - (Continued)

Number of
Term of	Portfolios in
Office and	Fund
Position(s)	Length of	Complex	Other
Name	Held With	Time	Principal Occupation(s)	Overseen by	Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director
Independent Directors - Continued

Katherine L. MacWilliams (1/19/56)	Director	Director since 1997	Former Chief Financial Officer, Coors Brewers Limited, former Vice President, International Finance, Coors Brewing Company; former Vice President & Treasurer, Coors Brewing Company and Adolph Coors Company; former Vice President of Capital Markets for UBS Securities in New York; former member of the Board of International Swaps and Derivatives Association, Inc.	3	None

James J. McMonagle (10/1/44)	Director/ Chairman	Director since 1990	Chairman of the Selected Funds Board of Directors since 1990; Of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002; formerly Senior Vice President and General Counsel of University Hospitals Health System, Inc. and University Hospitals of Cleveland from 1990 to 2002; Judge of the Court of Common Pleas, Cuyahoga County, Ohio, from 1976 to 1990.	3	None

Richard O'Brien (9/12/45)	Director	Director since 1996	Retired Corporate Economist for Hewlett-Packard Company; former Chairman of the Economic Advisory Council of the California Chamber of Commerce.	3	Director and past President, Silicon Valley Roundtable; Director, Family Services Agency of San Francisco.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS - (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex	Other
Name	Held With	Time	Principal Occupation(s)	Overseen by	Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors - Continued

Marsha Williams (3/28/51)	Director	Director since 1996	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	15

Director of the Davis Funds (consisting of 12 portfolios); Director, Modine Manufacturing, Inc.(heat transfer technology). Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Andrew A. Davis (6/25/63)	Director	Director since 1998	President or Vice President of each Selected Fund and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	15	Director of the Davis Funds (consisting of 12 portfolios).

Christopher C. Davis (7/13/65)	Director	Director since 1998	President or Vice President of each Selected Fund, Davis Fund and the Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co., a registered broker/dealer.	15	Director of the Davis Funds (consisting of 12 portfolios); Director, Washington Post Co. (newspaper publisher).

*

Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

SELECTED FUNDS

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
William P. Barr	James J. McMonagle
Andrew A. Davis	Chairman
Christopher C. Davis	Christopher C. Davis
Jerome Hass	President
James J. McMonagle	Andrew A. Davis
Katherine L. MacWilliams	Vice President
Richard O’Brien	Kenneth C. Eich
Marsha Williams	Executive Vice President &
Principal Executive Officer
Sharra L. Reed
Investment Adviser	Vice President & Chief Compliance Officer
Davis Selected Advisers, L.P.	Douglas A. Haines
2949 East Elvira Road, Suite 101	Vice President & Principal Accounting Officer
Tucson, Arizona 85706	Thomas D. Tays
Vice President & Secretary
Distributor	Arthur Don
Davis Distributors, LLC	Assistant Secretary
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Custodian
State Street Bank and Trust Company
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111 Transfer Agent Boston Financial Data Services, Inc c/o The Selected Funds P.O. Box 8243 Boston, Massachusetts 02266-8243

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577 Independent Registered Public Accounting Firm KPMG LLP 707 Seventeenth Street, Suite 2700 Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.selectedfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED CAPITAL PRESERVATION TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 8, 2006

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: September 8, 2006